LONG-TERM OPERATING COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
2027 | Regulated Prescription
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 6,454,175
2027 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,805,169
2028 | Regulated Prescription
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	6,272,258
2028 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,236,200
2029 | Regulated Prescription
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	6,255,744
2029 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,861,602
2030 | Regulated Prescription
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	6,255,744
2030 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,804,670
2031 | Regulated Prescription
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	6,255,788
2031 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,464,963
After 2031 | Regulated Prescription
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	62,433,076
After 2031 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 8,033,391